Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-term Investments
Schedule of Short-term Investments

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Time deposits and held-to-maturity debt securities	210,368,027	220,422,862	31,520,049
Equity securities	44,479,404	66,033,596	9,442,679
Available-for-sale debt securities	6,319,014	19,599,692	2,802,719
Other debt investments	12,625,411	7,351,532	1,051,255
	273,791,856	313,407,682	44,816,702

Schedule of summary of details of available-for-sale debt securities

As of December 31, 2024
Fair Value
		Gross	Gross	(Net
	Amortized	Unrealized	Unrealized	Carrying
	Cost	Gains	Losses	Amount)
	RMB	RMB	RMB	RMB
Due in 1 year	6,289,405	29,613	(4)	6,319,014

As of December 31, 2025
				Fair Value	Fair Value
		Gross	Gross	(Net	(Net
	Amortized	Unrealized	Unrealized	Carrying	Carrying
	Cost	Gains	Losses	Amount)	Amount)
	RMB	RMB	RMB	RMB	US$
Due in 1 year	19,544,915	55,198	(421)	19,599,692	2,802,719